EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY

NOTE 18 – EQUITY

Ordinary shares

On October 19, 2022, the Company’s shareholders approved a Memorandum of Association, pursuant to which 50,000,000 shares were authorized as ordinary shares with a nominal or par value of US$0.001 per share, and the Company initially issued 1 ordinary share. On November 3, 2022, in connection with the reorganization, the Company issued an additional 15,499,999 ordinary shares which was treated as a stock split.

Of the 15,500,000 outstanding ordinary shares, 41% are owned by Wise-Power Energy Services Co., Ltd, a British Virgin Islands company, which is controlled by Li Hongqi (the Company’s Chairman of the Board) and Wu Jin (Li Hongqi’s spouse); 41% are owned by Polar Energy Company Limited, a British Virgin Islands company, which is controlled by Li Hongliang (the Company’s CEO, Li Hongqi’s brother; and 10% are owned by COBO Petroleum Technology Co., LTD, a British Virgin Islands company, which is controlled by Li Hongguang, Li Hongqi’s brother. Therefore, Li Hongqi beneficially owns 92% of the Company in total.

Additional paid-in capital

On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. After the share capital withdrawal, China Oil Blue Ocean and ZJY are fully controlled by Leishen (Holding) Hong Kong. These share capital withdrawals reduced additional paid-in capital $10,147,447, and they were credited to amount due to related parties.

Statuary Reserve

In accordance with the Regulations on Enterprises of PRC, the Company’s subsidiaries in the PRC are required to provide statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves reach 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of September 30, 2024 and 2023, the statutory reserves of the Company’s subsidiaries in the PRC didn’t reach 50% of their respective registered capital.

Non-controlling interests

Sichuan Leishen Hongzhuo is a limited liability company incorporated on January 16, 2019, under the laws of China; Beijing Leishen Green Energy held a 51% equity interest. Huayou Huitong is a limited liability company incorporated on May 29, 2020, under the laws of China; China Oil Blue Ocean holds a 51% equity interest.

Non-controlling interests are a minority shareholder’s 49% ownership in Huayou Huitong and Sichuan Leishen Hongzhuo. Non-controlling interests consist of the following:

	September 30, 2024
	Huayou Huitong	Sichuan Leishen Hongzhuo	Total
	US$	US$	US$
Paid-in capital	$53,405	$1,049,361	$1,102,766
Deficit	(35,622)	(362,586)	(398,208)
Accumulated other comprehensive loss	(17,356)	(18,281)	(35,637)
Total non-controlling interests	$427	$668,494	$668,921

	September 30, 2023
	Huayou Huitong	Sichuan Leishen Hongzhuo	Total
	US$	US$	US$
Paid-in capital	$580,838	$718,435	$1,299,273
Deficit	(116,082)	(176,471)	(292,553)
Accumulated other comprehensive loss	(21,111)	(32,320)	(53,431)
Total non-controlling interests	$443,645	$509,644	$953,289

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC operating subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the CFS prepared in accordance with GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. As of September 30, 2024 and 2023, restricted net assets of the Company’s PRC subsidiaries were $3,308,960 and $3,183,615, respectively.